Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) (USD $)	Dec. 31, 2012	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	$ 76,072,262	$ 67,676,210
Held-to-maturity Securities, Gross Unrealized Gains	3,750,742	2,375,733
Held-to-maturity Securities, Gross Unrealized Losses	151,118	86,074
Held-to-maturity Securities, Fair Value	79,671,886	69,965,869
Held-to-maturity Securities Pledged as Collateral	12,200,000	11,600,000
Held to Maturity Securities Pledged as Collateral, Fair Value	12,800,000	12,100,000
FHLB Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	7,996,378	11,554,627
Held-to-maturity Securities, Gross Unrealized Gains	123,702	221,726
Held-to-maturity Securities, Gross Unrealized Losses	21,160	13,517
Held-to-maturity Securities, Fair Value	8,098,920	11,762,836
Federal Farm Credit Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	6,796,255	1,999,516
Held-to-maturity Securities, Gross Unrealized Gains	2,070	6,534
Held-to-maturity Securities, Gross Unrealized Losses	23,727	23,410
Held-to-maturity Securities, Fair Value	6,774,598	1,982,640
FNMA and FHLMC Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	4,019,931	6,983,004
Held-to-maturity Securities, Gross Unrealized Gains	29,029	19,863
Held-to-maturity Securities, Gross Unrealized Losses	4,560	49,147
Held-to-maturity Securities, Fair Value	4,044,400	6,953,720
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	5,865,767	3,251,151
Held-to-maturity Securities, Gross Unrealized Gains	315,841	305,430
Held-to-maturity Securities, Gross Unrealized Losses	6,139	0
Held-to-maturity Securities, Fair Value	6,175,469	3,556,581
Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	51,238,931	43,732,912
Held-to-maturity Securities, Gross Unrealized Gains	3,280,100	1,822,180
Held-to-maturity Securities, Gross Unrealized Losses	95,532	0
Held-to-maturity Securities, Fair Value	54,423,499	45,555,092
Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	155,000	155,000
Held-to-maturity Securities, Gross Unrealized Gains	0	0
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-maturity Securities, Fair Value	155,000	155,000
GNMA Mortgage-Backed Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	47,200,000	42,200,000
Held-to-maturity Securities, Fair Value	$ 50,400,000	$ 43,900,000